Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Metal sales	$ 1,818,856	$ 1,322,581
Cost of sales
Production costs	677,596	564,158
Depreciation and amortization	258,588	251,450
Cost of sales	936,184	815,608
Earnings from mine operations	882,672	506,973
Exploration and evaluation expenses	35,007	23,788
Mine standby costs	23,626	11,269
General and administrative expenses	39,170	36,240
Employee benefit plan expense	4,447	3,584
Share-based payments expense	20,224	11,872
Write-down of assets	12,737	6,135
Foreign exchange loss (gain)	20,062	(5,308)
Earnings from operations	727,399	419,393
Other (expense) income	(151,475)	39,050
Finance costs	(31,607)	(23,049)
Earnings from continuing operations before income tax	544,317	435,394
Income tax expense	22,068	134,758
Net earnings from continuing operations	522,249	300,636
Net loss from discontinued operations, net of tax	(17,945)	(13,676)
Net earnings for the year	504,304	286,960
Net earnings (loss) attributable to:
Shareholders of the Company	507,257	289,121
Non-controlling interests	(2,953)	(2,161)
Net earnings for the year	504,304	286,960
Net earnings (loss) attributable to shareholders of the Company:
Continuing operations	519,854	300,909
Discontinued operations	(12,597)	(11,788)
Earnings (loss) attributable to shareholders of the Company	507,257	289,121
Net earnings (loss) attributable to non-controlling interests:
Continuing operations	2,395	(273)
Discontinued operations	(5,348)	(1,888)
Net earnings (loss) attributable to non-controlling interests	$ (2,953)	$ (2,161)
Weighted average number of shares outstanding:
Basic (in shares)	203,018,394	203,983,457
Diluted (in shares)	205,412,243	205,541,542
Net earnings per share attributable to shareholders of the Company:
Basic earnings per share (in dollars per share)	$ 2.50	$ 1.42
Diluted earnings per share (in dollars per share)	2.47	1.41
Net earnings per share attributable to shareholders of the Company - Continuing operations:
Basic earnings per share (in dollars per share)	2.56	1.48
Diluted earnings per share (in dollars per share)	$ 2.53	$ 1.46